SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	$ 1,216,078	$ 4,314,270	$ 20,966,701
Change in fair value	(462,005)	3,212,113	19,202,431
Derivative liability, ending balance	754,073	1,216,078	4,314,270
Fair value of issuances during period		113,921	2,550,000
Change in fair value	462,005	(3,212,113)	(19,202,431)
Derivative Liabilities Associated With Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	1,187,076	4,285,400	20,938,755
Change in fair value	(465,157)	3,212,245	19,203,355
Derivative liability, ending balance	721,919	1,187,076	4,285,400
Fair value of issuances during period		113,921	2,550,000
Change in fair value	465,157	(3,212,245)	(19,203,355)
Derivative Liabilities Associated With Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	29,002	28,870	27,946
Change in fair value	3,152	(132)	(924)
Derivative liability, ending balance	32,154	29,002	28,870
Fair value of issuances during period
Change in fair value	$ (3,152)	$ 132	$ 924